Financial Risk Management Objectives and Policies - Summary of Information about Credit Risk on Trade Receivables using Provision Matrix (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of provision matrix [line items]
Financial assets	¥ 11,772,588	$ 1,693,435	¥ 12,239,276
Expected credit loss	¥ 33,247	$ 4,782	¥ 33,210
Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	2.10%	2.10%	9.10%
Expected credit loss	¥ 33,247		¥ 33,210
Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	1,549,462		364,445
Current [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 1,138,365		¥ 117,832
Days past due 0- 90 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.20%	0.20%	0.50%
Expected credit loss	¥ 500		¥ 714
Days past due 0- 90 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 216,355		¥ 131,411
Days Past due 91-180 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.20%	0.20%	7.20%
Expected credit loss	¥ 124		¥ 2,428
Days Past due 91-180 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 80,132		¥ 33,897
Days past due 181-365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.60%	0.60%	15.30%
Expected credit loss	¥ 372		¥ 5,686
Days past due 181-365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 63,477		¥ 37,169
Days past due greater than 365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	63.10%	63.10%	55.20%
Expected credit loss	¥ 32,251		¥ 24,382
Days past due greater than 365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 51,133		¥ 44,136